UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 701
Milwaukee, WI 53201-0701
(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP
200 East Randolph Drive
Chicago, IL 60601
(Name and address of agent for service)

1-877-BADGLEY (1-877-223-4539)
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

Item 1. Schedule of Investments.

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2005

Badgley Balanced Fund

Shares or Principal Amount	COMMON STOCKS - 50.0%	Value
	Aerospace & Defense - 1.0%
4,975	L-3 Communications Holdings, Inc.	$358,697
	Air Freight & Logistics - 3.3%
8,425	Expeditors International of Washington, Inc.	467,672
7,675	FedEx Corp.	750,461
		1,218,133
	Auto Components - 0.9%
5,825	Johnson Controls, Inc.	344,257
	Automobiles - 1.0%
6,150	Harley-Davidson, Inc.	380,562
	Beverages - 1.5%
9,925	PepsiCo, Inc.	534,561
	Biotechnology - 1.0%
5,900	Amgen Inc. (a)	363,499
	Capital Markets - 1.2%
9,625	State Street Corporation	422,056
	Chemicals - 3.1%
17,300	Ecolab Inc.	548,583
12,800	Praxair, Inc.	573,824
		1,122,407
	Communications Equipment - 1.1%
21,975	Cisco Systems, Inc. (a)	382,804
	Computers & Peripherals - 1.6%
14,525	Dell Inc. (a)	582,307
	Consumer Finance - 1.5%
21,737	MBNA Corporation	551,468
	Diversified Financial Services - 1.5%
11,725	Citigroup Inc.	559,517
	Energy Equipment & Services - 1.0%
7,025	BJ Services Company	350,969
	Food & Staples Retailing - 4.1%
10,725	Costco Wholesale Corporation	499,678
14,850	Sysco Corporation	511,137
11,050	Walgreen Co.	473,271
		1,484,086
	Health Care Equipment & Supplies - 3.6%
9,500	Medtronic, Inc.	495,140
9,750	Stryker Corporation	484,185
8,750	Varian Medical Systems, Inc. (a)	314,388
		1,293,713
	Health Care Providers & Services - 1.2%
4,450	Quest Diagnostics Incorporated	442,330
	Hotels Restaurants & Leisure - 1.6%
10,975	Starbucks Corporation (a)	568,615
	Household Durables - 1.1%
4,650	Mohawk Industries, Inc. (a)	417,291
	Industrial Conglomerates - 3.1%
15,500	General Electric Company	545,600
6,900	3M Co.	579,186
		1,124,786
	Insurance - 1.7%
9,350	American International Group, Inc.	624,580
	Internet & Catalog Retail - 1.1%
9,700	eBay Inc. (a)	415,548
	IT Services - 1.1%
7,850	Affiliated Computer Services, Inc. - Class A (a)	405,845
	Media - 1.8%
7,250	Omnicom Group Inc.	660,258
	Personal Products - 1.0%
8,260	The Estee Lauder Companies Inc. - Class A	363,275
	Pharmaceuticals - 2.1%
14,050	Pfizer Inc.	369,375
12,575	Teva Pharmaceutical Industries Ltd. - ADR	378,633
		748,008
	Software - 4.4%
12,400	Amdocs Limited (a)(b)	363,940
7,850	Electronic Arts Inc. (a)	506,246
12,350	Microsoft Corporation	310,973
18,300	Symantec Corporation (a)	402,783
		1,583,942
	Specialty Retail - 2.4%
9,475	Bed Bath & Beyond Inc. (a)	355,502
15,746	Michaels Stores, Inc.	502,140
		857,642
	Total Common Stocks (Cost $14,561,102)	18,161,156
	U.S. TREASURY OBLIGATIONS - 12.3%
	U.S. Treasury Notes - 12.3%
$805,000	6.50% due 08/15/2005 to 02/15/2010	851,849
625,000	5.625% due 02/15/2006	639,233
650,000	5.50% due 02/15/2008	681,840
250,000	3.25% due 08/15/2008	245,390
750,000	6.00% due 08/15/2009	812,314
250,000	5.75% due 08/15/2010	270,664
575,000	4.375% due 08/15/2012	580,862
230,000	4.25% due 08/15/2013	228,940
175,000	4.75% due 05/15/2014	180,161
		4,491,253
	Total U.S. Treasury Obligations (Cost $4,456,256)	4,491,253
	U.S. GOVERNMENT AGENCY ISSUES - 9.1%
	Fannie Mae - 5.8%
820,000	5.25% due 04/15/2007 to 01/15/2009	844,555
325,000	6.625% due 09/15/2009	356,183
		1,200,738
	Federal Home Loan Bank - 2.2%
450,000	5.75% due 05/15/2012	486,027
330,000	4.50% due 09/16/2013	329,233
		815,260
	Freddie Mac - 1.1%
875,000	5.25% due 01/15/2006	889,117
	3.50% due 02/13/2008
425,000	Callable 02/13/2006	415,186
		1,304,303
	Total U.S. Government Agency Issues (Cost $3,338,132)	3,320,301
	CORPORATE BONDS - 22.1%
	Auto Components - 0.7%
	Johnson Controls, Inc.
250,000	4.875% due 09/15/2013	251,644
	Beverages - 0.3%
	PepsiCo, Inc.
100,000	5.75% due 01/15/2008	104,685
	Chemicals - 2.0%
	Ecolab Inc.
400,000	6.875% due 02/01/2011	437,044
	Praxair, Inc.
300,000	3.95% due 06/01/2013	283,617
		720,661
	Commercial Banks - 1.4%
	Bank of America Corporation
200,000	4.75% due 10/15/2006	202,807
300,000	5.25% due 02/01/2007	307,444
		510,251
	Commercial Services & Supplies - 0.4%
	Cintas Corporation No. 2
125,000	5.125% due 06/01/2007	128,143
	Consumer Finance - 0.8%
	SLM Corporation
300,000	5.125% due 08/27/2012	306,671
	Diversified Financial Services - 3.8%
	American General Finance Corporation
170,000	5.375% due 09/01/2009	175,799
	Citigroup Inc.
500,000	6.50% due 01/18/2011	550,414
	JPMorgan Chase & Co.
250,000	4.50% due 01/15/2012	246,774
	Morgan Stanley
250,000	4.75% due 04/01/2014	243,395
	Wells Fargo Financial, Inc.
140,000	5.50% due 08/01/2012	146,017
		1,362,399
	Diversified Telecommunication Services - 1.4%
	Southwestern Bell Telephone Company
500,000	6.625% due 07/15/2007	526,230
	Electrical Equipment - 0.7%
	Emerson Electric Co.
255,000	4.50% due 05/01/2013	250,883
	Food & Staples Retailing - 3.4%
	Costco Wholesale Corporation
400,000	7.125% due 06/15/2005	404,288
	Sysco Corporation
500,000	7.00% due 05/01/2006	517,665
	Wal-Mart Stores, Inc.
300,000	4.55% due 05/01/2013	299,742
		1,221,695
	Industrial Conglomerates - 1.6%
	General Electric Capital Corporation
525,000	7.375% due 01/19/2010	590,673
	Insurance - 1.5%
	AFLAC INCORPORATED
500,000	6.50% due 04/15/2009	536,603
	Multiline Retail - 1.3%
	Target Corporation
425,000	6.35% due 01/15/2011	464,994
	Personal Products - 1.4%
	The Estee Lauder Companies Inc.
475,000	6.00% due 01/15/2012	511,712
	Pharmaceuticals - 0.8%
	Abbott Laboratories
300,000	5.625% due 07/01/2006	307,296
	Specialty Retail - 0.6%
	The Home Depot, Inc.
225,000	5.375% due 04/01/2006	228,805
	Total Corporate Bonds (Cost $7,913,009)	8,023,345
	SHORT TERM INVESTMENTS - 6.2%
	Variable Rate Demand Notes* - 6.2%
755,483	American Family Financial Services, Inc., 2.1951%	755,483
724,145	U.S. Bank, N.A., 2.37%	724,145
765,852	Wisconsin Corporate Central Credit Union, 2.29%	765,852
		2,245,480
	Total Short Term Investments (Cost $2,245,480)	2,245,480
	TOTAL INVESTMENTS - 99.7%
	(Cost $32,513,979)	36,241,535
	Other Assets in Excess of Liabilities - 0.3%	101,901
	TOTAL NET ASSETS - 100.0%	$36,343,436

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
*	Variable rate security. Rate listed as of February 28, 2005.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2005

Badgley Growth Fund

Shares or Principal Amount	COMMON STOCKS - 98.3%	Value
	Aerospace & Defense - 1.9%
4,700	L-3 Communications Holdings, Inc.	$338,870
	Air Freight & Logistics - 6.5%
7,900	Expeditors International of Washington, Inc.	438,529
7,175	FedEx Corp.	701,571
		1,140,100
	Auto Components - 1.9%
5,575	Johnson Controls, Inc.	329,483
	Automobiles - 2.1%
5,875	Harley-Davidson, Inc.	363,545
	Beverages - 2.9%
9,375	PepsiCo, Inc.	504,938
	Biotechnology - 2.0%
5,575	Amgen Inc. (a)	343,476
	Capital Markets - 2.3%
9,300	State Street Corporation	407,805
	Chemicals - 6.1%
16,350	Ecolab Inc.	518,458
12,125	Praxair, Inc.	543,564
		1,062,022
	Communications Equipment - 2.1%
20,775	Cisco Systems, Inc. (a)	361,900
	Computers & Peripherals - 3.2%
13,750	Dell Inc. (a)	551,237
	Consumer Finance - 3.0%
20,512	MBNA Corporation	520,389
	Diversified Financial Services - 3.0%
11,100	Citigroup Inc.	529,692
	Energy Equipment & Services - 1.9%
6,625	BJ Services Company	330,985
	Food & Staples Retailing - 8.0%
10,150	Costco Wholesale Corporation	472,889
14,000	Sysco Corporation	481,880
10,475	Walgreen Co.	448,644
		1,403,413
	Health Care Equipment & Supplies - 7.0%
8,975	Medtronic, Inc.	467,777
9,225	Stryker Corporation	458,114
8,150	Varian Medical Systems, Inc. (a)	292,830
		1,218,721
	Health Care Providers & Services - 2.4%
4,175	Quest Diagnostics Incorporated	414,995
	Hotels Restaurants & Leisure - 3.1%
10,375	Starbucks Corporation (a)	537,529
	Household Durables - 2.3%
4,400	Mohawk Industries, Inc. (a)	394,856
	Industrial Conglomerates - 6.1%
14,475	General Electric Company	509520
6,650	3M Co.	558,201
		1,067,721
	Insurance - 3.3%
8,750	American International Group, Inc.	584,500
	Internet & Catalog Retail - 2.3%
9,200	eBay Inc. (a)	394,128

	IT Services - 2.2%
7,300	Affiliated Computer Services, Inc. - Class A (a)	377,410
	Media - 3.5%
6,800	Omnicom Group Inc.	619,276
	Personal Products - 1.9%
7,679	The Estee Lauder Companies Inc. - Class A	337,722
	Pharmaceuticals - 4.1%
13,275	Pfizer Inc.	349,000
12,200	Teva Pharmaceutical Industries Ltd. - ADR	367,342
		716,342
	Software - 8.5%
11,700	Amdocs Limited (a)(b)	343,395
7,425	Electronic Arts Inc. (a)	478,838
11,675	Microsoft Corporation	293,977
17,100	Symantec Corporation (a)	376,371
		1,492,581
	Specialty Retail - 4.7%
8,950	Bed Bath & Beyond Inc. (a)	335,804
14,966	Michaels Stores, Inc.	477,266
		813,070
	Total Common Stocks (Cost $13,625,091)	17,156,706
	SHORT TERM INVESTMENTS - 1.9%
	Variable Rate Demand Notes* - 1.9%
$110,000	American Family Financial Services, Inc., 2.1951%	110,000
157,972	U.S. Bank, N.A., 2.37%	157,971
70,115	Wisconsin Corporate Central Credit Union, 2.29%	70,115
		338,086
	Total Short Term Investments (Cost $338,086)	338,086
	TOTAL INVESTMENTS - 100.2%
	(Cost $13,963,177)	17,494,792
	Liabilities in Excess of Other Assets - (0.2)%	(30,774)
	TOTAL NET ASSETS - 100.0%	$17,464,018

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
*	Variable rate security. Rate listed as of February 28, 2005.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

CERTIFICATION

I, J. Kevin Callaghan, certify that:

1.	I have reviewed this report on Form N-Q of Badgley Funds,Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 4/21/05	/s/ J. Kevin Callaghan
J. Kevin Callaghan President

CERTIFICATION

I, Lisa P. Guzman, certify that:

1.    I have reviewed this report on Form N-Q of Badgley Funds,Inc.;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 4/21/05	/s/ Lisa P. Guzman
Lisa P. Guzman Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Badgley Funds, Inc.

By (Signature and Title) /s/ J. Kevin Callaghan
                                                          J. Kevin Callaghan, President

Date 4/21/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ J. Kevin Callaghan
J. Kevin Callaghan, President

Date 4/21/05

By (Signature and Title)* /s/ Lisa P. Guzman
Lisa P. Guzman, Treasurer

Date 4/21/05

* Print the name and title of each signing officer under his or her signature.